Label	Element	Value
Exceed Defined Enhancement Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	forumfunds_SupplementTextBlock	All references to the NASDAQ Exceed Structured Enhanced Index (EXENHA) are hereby replaced with NASDAQ Defined Enhancement Index (EXENHA).
Risk/Return [Heading]	rr_RiskReturnHeading	Exceed Defined Enhancement Index Fund